SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2020 for Class A, Class C, Class I, Class R6 and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to Pacific Funds Portfolio Optimization Moderate only.  The changes within this supplement are currently in effect.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Change to the Fund Summary section

The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection immediately before U.S. Government Securities Risk:

•                 Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

Disclosure Change to the Additional Information About Principal Investment Strategies and Principal Risks section

The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Small-Capitalization Companies Risk

Form No.  PFSUP0321

SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2020 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PF Managed Bond Fund only.  The changes within this supplement are currently in effect.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Change to the Fund Summaries section

In the Management subsection, the following is added alphabetically to the “Portfolio Manager and Primary Title with Sub-Adviser” table for J.P. Morgan Investment Management Inc.:

Steven Lear, CFA, Managing Director, Portfolio Manager	Since 2021

Disclosure Change to the About Management section

The following is added alphabetically in the table for J.P. Morgan Investment Management Inc.:

Steven Lear, CFA

Managing Director of JPMorgan since 2008, U.S. Chief Investment Officer within JPMorgan’s GFICC group since 2019, Portfolio Manager of JPMorgan’s core bond fund since 2021. He began his investment career in 1980 and has a BA from The University of Western Ontario, and an M.B.A. from the University of California, Berkeley.

SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC FUNDS ESG CORE BOND PROSPECTUS

DATED DECEMBER 1, 2020 FOR CLASS I AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds ESG Core Bond prospectus dated December 1, 2020 for Class I and Advisor Class Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus.  The change within this supplement will be effective April 30, 2021.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Overview of the Share Classes section

In the Share Class Eligibility subsection, under Class I Shares, the first sentence is deleted and replaced with the following:

Class I shares are available to certain Institutional Investors and directly to certain Individual Investors as set forth below, as well as for investment by the ESG Diversified Portfolio of Pacific Select Fund (which is offered in a separate prospectus), PLFA and certain of its affiliates:

Form No.  PFESGSUP0321

SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2020 FOR PACIFIC FUNDSSM ESG CORE BOND

AND DATED AUGUST 1, 2020 FOR ALL OTHER FUNDS

This supplement revises the Pacific Funds Statement of Additional Information dated December 1, 2020 for Pacific Funds ESG Core Bond and dated August 1, 2020 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI.  The changes in this supplement are currently in effect.  Remember to review the SAI for other important information.  Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, the following is added to the end of the Interested Persons table.

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Benjamin D. Wiesenfeld Year of birth 1978	Assistant Vice President and Deputy Chief Compliance & Ethics Officer since 1/01/21	Assistant Vice President (6/20 to present) of Pacific Life; Chief Compliance Officer (10/20 to present) of Pacific Select Distributors, LLC; Chief Compliance Officer (8/18 to 11/19) of Oakmark Funds; Chief Compliance Officer (6/16 to 6/18) of Northern Funds, Northern Institutional Funds and FlexShares ETFs; General Counsel and Chief Compliance Officer (5/09 to 6/16) of Scout Investments, Inc. and Scout Funds; Vice President and Deputy Chief Compliance & Ethics Officer (1/21 to present) of Pacific Funds Series Trust.	82

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, the following is added alphabetically in the JPMorgan portion of the table:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
JPMorgan
Steven Lear[3]
Registered Investment Companies	8	$54,619,180	None	N/A
Other Pooled Investment Vehicles	5	$14,943,574	None	N/A
Other Accounts	11	$2,222,108	None	N/A

3 Other Accounts Managed information as of December 31, 2020.